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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         P2 Capital Partners, LLC
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   Address:      590 Madison Avenue
                 -------------------------------
                 25th Floor
                 -------------------------------
                 New York, New York 10022
                 -------------------------------

Form 13F File Number: 28-13302
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jason Carri
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   (212) 508-5500
         -------------------------------

Signature, Place, and Date of Signing:

           s/Jason Carri              New York, New York     May 16, 2011
   -------------------------------    ------------------   -----------------
            [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 16
                                        --------------------

Form 13F Information Table Value Total: $556,806
                                        --------------------
                                            (Thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
------------------------ --------------- --------- -------- ------------------ ---------- -------- -----------------------
                             TITLE OF               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
     NAME OF ISSUER           CLASS        CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
------------------------ --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------- -----
BALLY TECHNOLOGIES INC   COM             05874B107   62,871 1,661,063 SH   -   DEFINED        -    1,661,063    -      -
CACI INTL INC            CL A            127190304   34,033   555,013 SH   -   DEFINED        -      555,013    -      -
CBIZ INC                 COM             124805102   17,436 2,418,265 SH   -   DEFINED        -    2,418,265    -      -
FORRESTER RESH INC       COM             346563109   27,324   713,603 SH   -   DEFINED        -      713,603    -      -
GEN-PROBE INC NEW        COM             36866T103   11,099   167,281 SH   -   DEFINED        -      167,281    -      -
HAEMONETICS CORP         COM             405024100   39,690   605,585 SH   -   DEFINED        -      605,585    -      -
INTERLINE BRANDS INC     COM             458743101   33,036 1,619,399 SH   -   DEFINED        -    1,619,399    -      -
KENDLE INTERNATIONAL INC COM             48880L107    4,595   429,030 SH   -   DEFINED        -      429,030    -      -
MIDDLEBY CORP            COM             596278101   31,377   336,957 SH   -   DEFINED        -      336,957    -      -
PATTERSON COMPANIES INC  COM             703395103   41,597 1,292,233 SH   -   DEFINED        -    1,292,233    -      -
POOL CORPORATION         COM             73278L105   49,530 2,054,334 SH   -   DEFINED        -    2,054,334    -      -
PSS WORLD MED INC        COM             69366A100   58,182 2,145,949 SH   -   DEFINED        -    2,145,949    -      -
S1 CORPORATION           COM             78463B101   16,907 2,533,900 SH   -   DEFINED        -    2,533,900    -      -
SCOTTS MIRACLE GRO CO    CL A            810186106   26,897   464,939 SH   -   DEFINED        -      464,939    -      -

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

           COLUMN 1          COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
------------------------ --------------- --------- -------- ------------------ ---------- -------- -----------------------
                             TITLE OF               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER        CLASS        CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
------------------------ --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------- -----

UTI WORLDWIDE INC        ORD             G87210103   86,429 4,285,029 SH   -   DEFINED        -    4,285,029    -      -
VCA ANTECH INC           COM             918194101   15,803   627,858 SH   -   DEFINED        -      627,858    -      -

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